PREFERRED LIMITED PARTNERS' EQUITY (Details) $ / shares in Units, $ in Millions, $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2022 CAD ($)	Jun. 30, 2022 CAD ($) $ / shares shares	Mar. 31, 2022 CAD ($) $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CAD ($) $ / shares shares
Disclosure of preferred limited partners [Line Items]
Preferred limited partners’ equity				$ 760	$ 881
Preferred limited partners’ equity
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares) | shares				38,000,000.00			38,000,000.00
Dividends declared for the year ended				$ 44	55
Preferred limited partners’ equity				760	881
Dividends recognised as distributions to owners				$ 44	55	$ 52
Series 5 (C$72)
Disclosure of preferred limited partners [Line Items]
Notional amount							$ 72
Number of shares outstanding (in shares) | shares				0			0
Dividend rate				5.59%
Earliest permitted redemption date				April 2018
Dividends declared for the year ended				$ 0	3
Preferred limited partners’ equity				$ 0	49
Payments to acquire or redeem entity's shares	$ 250		$ 72
Price of shares redeemed (in USD per share) | $ / shares			$ 25.25				$ 25
Series 7 (C$175)
Disclosure of preferred limited partners [Line Items]
Notional amount							$ 175
Number of shares outstanding (in shares) | shares				7,000,000.00			7,000,000.00
Dividend rate				5.50%
Earliest permitted redemption date				January 2026
Dividends declared for the year ended				$ 7	8
Preferred limited partners’ equity				$ 128	128
Series 9 (C$200)
Disclosure of preferred limited partners [Line Items]
Notional amount							$ 200
Number of shares outstanding (in shares) | shares				0			0
Dividend rate				5.75%
Earliest permitted redemption date				July 2021
Dividends declared for the year ended				$ 0	5
Preferred limited partners’ equity				$ 0	0
Series 11 (C$250)
Disclosure of preferred limited partners [Line Items]
Notional amount							$ 250
Number of shares outstanding (in shares) | shares				0			0
Dividend rate				5.00%
Earliest permitted redemption date				April 2022
Dividends declared for the year ended				$ 3	10
Preferred limited partners’ equity				$ 0	187
Series 13 (C$250)
Disclosure of preferred limited partners [Line Items]
Notional amount							$ 250
Number of shares outstanding (in shares) | shares				10,000,000.00			10,000,000.00
Dividend rate				5.00%
Earliest permitted redemption date				April 2023
Dividends declared for the year ended				$ 10	10
Preferred limited partners’ equity				$ 196	196
Series 15 (C$175)
Disclosure of preferred limited partners [Line Items]
Notional amount							$ 175
Number of shares outstanding (in shares) | shares				7,000,000.00			7,000,000.00
Dividend rate				5.75%
Earliest permitted redemption date				April 2024
Dividends declared for the year ended				$ 8	8
Preferred limited partners’ equity				$ 126	126
Series 17 ($200)
Disclosure of preferred limited partners [Line Items]
Notional amount							$ 200
Number of shares outstanding (in shares) | shares				8,000,000.00			8,000,000.00
Dividend rate				5.25%
Earliest permitted redemption date				March 2025
Dividends declared for the year ended				$ 11	11
Preferred limited partners’ equity				$ 195	195
Series 18 (C$150)
Disclosure of preferred limited partners [Line Items]
Notional amount							$ 150
Number of shares outstanding (in shares) | shares				6,000,000.00			6,000,000.00
Dividend rate				5.50%
Earliest permitted redemption date				April 2027
Preferred limited partners’ equity				$ 115	0
Dividends recognised as distributions to owners				$ 5	$ 0
Number of shares issued (in shares) | shares		6,000,000
Value Of Shares Issued | $ / shares		$ 25
Proceeds from issuing shares		$ 150
Preferred Limited Partners Distribution Yield, Percent		5.50%